CONSOLIDATED STATEMENTS OF EQUITY (DEFICIENCY) (CAD) In Millions, except Share data	Total	Common Stock	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income (loss)	Non-controlling interest (deficit)
Beginning Balance at Dec. 31, 2008	806.6	1,035.0	14.6	(180.7)	(46.4)	(15.9)
Beginning Balance (in shares) at Dec. 31, 2008		381,753,490
Stock option compensation expense	1.8		1.8
Net earnings (loss)	(5.6)			(4.4)		(1.2)
Distributions to non-controlling interest	(0.3)					(0.3)
Other comprehensive income (loss), net of tax	(6.9)				(6.3)	(0.6)
Ending Balance at Dec. 31, 2009	795.6	1,035.0	16.4	(185.1)	(52.7)	(18.0)
Ending Balance (in shares) at Dec. 31, 2009		381,753,490
Stock option compensation expense	0.2		0.2
Net earnings (loss)	(398.2)			(396.9)		(1.3)
Distributions to non-controlling interest	(0.9)					(0.9)
Other comprehensive income (loss), net of tax	6.7				6.6	0.1
Ending Balance at Dec. 31, 2010	403.4	1,035.0	16.6	(582.0)	(46.1)	(20.1)
Beginning Balance (in shares) at Dec. 31, 2010		381,753,490
Common shares issued (in shares)		146,960
Common shares issued		0.2	(0.2)
Stock option compensation expense	0.2		0.2
Net earnings (loss)	(976.6)			(974.0)		(2.6)
Distributions to non-controlling interest	(1.0)					(1.0)
Other comprehensive income (loss), net of tax	(43.3)				(43.3)
Ending Balance at Dec. 31, 2011	(617.3)	1,035.2	16.6	(1,556.0)	(89.4)	(23.7)
Ending Balance (in shares) at Dec. 31, 2011		381,900,450